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Mairs & Power Growth Fund
MAIRS & POWER GROWTH FUND
Investment Objective
Mairs & Power Growth Fund’s (the Fund) fundamental objective is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average, long-term appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | Mairs & Power Growth Fund | Investor Class	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Mairs & Power Growth Fund Investor Class
Management Fees (as a percentage of Assets)	0.56%
Other Expenses (as a percentage of Assets):	0.09%
Net Expenses (as a percentage of Assets)	0.65%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and you then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Mairs & Power Growth Fund | Investor Class | USD ($)	66	208	362	810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.77% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in U.S. common stocks. In selecting securities for the Fund, the Fund’s investment adviser, Mairs & Power, Inc. (the Adviser), gives preference to companies that exhibit the potential for above-average growth and durable competitive advantages at reasonable valuations. In the Adviser's experience, these securities typically have strong returns on invested capital. The Adviser follows a multi-cap approach and the Fund invests in stocks of small-cap, mid-cap and large-cap companies. The Adviser focuses generally on companies located in Minnesota and other states in the Upper Midwest region of the U.S. (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin). The Fund may also invest in securities of foreign issuers, which are listed on a U.S. stock exchange or are represented by American Depositary Receipts (ADRs). The Adviser seeks to keep the Fund’s assets reasonably fully invested, to maintain modest portfolio turnover rates and to moderate risk by investing in a diversified portfolio of equity securities.

The Adviser may sell the Fund’s portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund
All investments have risks. The Fund is designed for long-term investors. You should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective. The Fund cannot provide assurance that it will achieve its objective. Loss of money is a risk of investing in the Fund. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The main risks of investing in the Fund are:

Common Stock Risk
Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. The Fund could lose money if a company in which it invests becomes financially distressed.

Fund Management Risk
Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Healthcare Sector Risk
To the extent the Fund invests a significant portion of its assets in the healthcare sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the healthcare sector. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights and litigation regarding product or service liability.

Industrials Sector Risk
To the extent that the Fund invests a significant portion of its assets in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. The industrials sector may be significantly affected by general economic trends, including such factors as import controls, commodity prices, and worldwide competition.

Large-Cap Risk
Large-cap companies perform differently from, and at times and for extended periods of time worse than, stocks of mid- and small-cap companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges.

Minnesota/Upper Midwest Geographic Risk
The Adviser focuses generally on securities of companies that are located in the Upper Midwest region of the U.S. The Fund typically emphasizes companies located in Minnesota, in particular. The Fund may be impacted by events or conditions affecting the region to a greater extent than if the Fund invested in more geographically diverse investments. For example, political and economic conditions and changes in regulatory, tax or economic policy in a state or region could affect the economy or particular business operations of companies located in the state or region.

Recent Market Events Risk
U.S. and international markets have experienced significant periods of volatility in recent years. The Fund’s investments are subject to market risk, which may cause the value of the Fund to decline. Equity securities are generally subject to greater risk than fixed income securities in adverse market conditions. Markets may, in response to economic, political and global macro factors including the impact of the coronavirus as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Sector Emphasis Risk
To the extent the Fund emphasizes investments in a particular sector, the Fund will be subject to a greater degree of risks particular to that sector because companies in the sector may share common characteristics and may react similarly to market developments. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector.

Securities of Foreign Issuers and ADRs Risk
There are certain risks in securities of foreign issuers which are not associated with domestic securities. These risks, among others, include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than U.S. corporations. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company.

Small-Cap and Mid-Cap Securities Risk
Small-cap and mid-cap companies may have a shorter history of operations and be less diversified with respect to their product line. Stocks of these companies tend to be more volatile and less liquid than large company stocks.

Performance Risk/Return Bar Chart and Table
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year over a 10-year period. Both the chart and the table assume that all distributions have been reinvested. The Fund is the successor to Mairs and Power Growth Fund, Inc. (the Predecessor Fund), which was reorganized into the Fund effective December 31, 2011. The performance information for periods before December 31, 2011 reflects the historical performance of the Predecessor Fund. Visit the Fund’s website at www.mairsandpower.com, or call 800-304-7404 for current performance figures. Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Returns as of December 31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarter	1st Quarter, 2012	14.99%
Lowest Quarter	3rd Quarter, 2011	-16.11%

Average Annual Total Returns (For the periods ended December 31, 2019)
The following table shows how the Fund’s average annual returns before and after taxes for one, five and ten years compare to those of the S&P 500 Total Return Index. The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Average Annual Total Returns - Mairs & Power Growth Fund	Label	1 Year	5 Years	10 Years
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Investor Class	Return Before Taxes	28.39%	9.86%	12.97%
Investor Class | After Taxes on Distributions	Return After Taxes on Distributions	26.27%	7.94%	11.69%
Investor Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	18.31%	7.49%	10.62%

Mairs & Power Balanced Fund
MAIRS & POWER BALANCED FUND
Investment Objective
Mairs & Power Balanced Fund’s (the Fund) fundamental objective is to provide capital growth, current income and preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | Mairs & Power Balanced Fund | Investor Class	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Mairs & Power Balanced Fund Investor Class
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.11%
Net Expenses (as a percentage of Assets)	0.71%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and you then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Mairs & Power Balanced Fund | Investor Class | USD ($)	73	227	395	883

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.60% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in U.S. common stock and other securities convertible into common stock as well as fixed income securities such as corporate bonds and U.S. Government securities. The Fund may also invest in securities of foreign issuers which are listed on a U.S. stock exchange or are represented by American Depositary Receipts (ADRs). In selecting equity securities for the Fund, the Fund’s investment adviser, Mairs & Power, Inc. (the Adviser), gives preference to companies that exhibit the potential for above-average growth and durable competitive advantages at reasonable valuations. In the Adviser's experience, these securities typically have strong returns on invested capital. The Adviser focuses generally on companies located in Minnesota and other states in the Upper Midwest region of the U.S. (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin). The Adviser follows a multi-cap approach and the Fund invests in stocks of small-cap, mid-cap, and large-cap companies. The Adviser gives preference to higher rated investment-grade fixed income securities (rated Baa or better by Moody’s Investors Service or rated BBB or better by Standard & Poor’s). Lower rated convertible and non-convertible debt securities may be purchased if, in the opinion of the Adviser, the potential rewards outweigh the incremental risks. Lower rated debt securities may include debt securities rated below investment-grade (also known as “high yield” or “junk bonds”). The Adviser seeks to keep the Fund’s assets reasonably fully invested, to maintain modest portfolio turnover rates and to moderate risk by investing in a diversified portfolio of equity and fixed income securities.

The Adviser may sell the Fund’s portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund
All investments have risks. The Fund is designed for long-term investors. You should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective. The Fund cannot provide assurance that it will achieve its objective. Loss of money is a risk of investing in the Fund. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The main risks of investing in the Fund are:

Common Stock Risk
Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. The Fund could lose money if a company in which it invests becomes financially distressed.

Convertible Debt Securities Risk
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. Consequently, the value of the convertible security may be exposed to the market risk of the underlying stock, interest rate risk and the credit risk of the issuer.

Debt Securities Rated Less than Investment-Grade Risk
These securities have a higher degree of credit risk than investment-grade securities. Companies that issue these lower rated securities (also known as “high yield” or “junk bonds”) are often highly leveraged and traditional methods of financing may not be available to them. Also, market values of lower rated securities may be more sensitive to developments which affect the individual issuer and to general economic conditions.

Fixed Income Risk
Risks related to fixed income investments include credit risk, interest rate risk, and call risk, among others. Credit risk is the risk that the issuer of a debt security will fail to make interest and principal payments when due. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to an increase in market interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Call risk is the risk that an issuer, especially during a period of falling interest rates, may call (redeem) a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Fund Management Risk
Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Government Obligations Risk
No assurance can be given that the U.S. Government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. Government. While the U.S. Government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so.

Large-Cap Risk
Large-cap companies perform differently from, and at times and for extended periods of time worse than, stocks of mid- and small-cap companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges.

LIBOR Transition Risk
A Fund may invest in securities that use LIBOR as a benchmark or reference rate for interest rate calculations. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund's transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund cannot yet be determined. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present risks for certain market participants.

Minnesota/Upper Midwest Geographic Risk
The Adviser focuses generally on securities of companies that are located in the Upper Midwest region of the U.S. The Fund typically emphasizes companies located in Minnesota, in particular. The Fund may be impacted by events or conditions affecting the region to a greater extent than if the Fund invested in more geographically diverse investments. For example, political and economic conditions and changes in regulatory, tax or economic policy in a state or region could affect the economy or particular business operations of companies located in the state or region.

Recent Market Events Risk
U.S. and international markets have experienced significant periods of volatility in recent years. The Fund’s investments are subject to market risk, which may cause the value of the Fund to decline. Equity securities are generally subject to greater risk than fixed income securities in adverse market conditions. Markets may, in response to economic, political and global macro factors including the impact of the coronavirus as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Securities of Foreign Issuers and ADRs Risk
There are certain risks in securities of foreign issuers which are not associated with domestic securities. These risks, among others, include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than U.S. corporations. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company.

Small-Cap and Mid-Cap Securities Risk
Small-cap and mid-cap companies may have a shorter history of operations and be less diversified with respect to their product line. Stocks of these companies tend to be more volatile and less liquid than large company stocks.

Performance Risk/Return Bar Chart and Table
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year over a 10-year period. Both the chart and the table assume that all distributions have been reinvested. The Fund is the successor to Mairs and Power Balanced Fund, Inc. (the Predecessor Fund), which was reorganized into the Fund effective December 31, 2011. The performance information for periods before December 31, 2011 reflects the historical performance of the Predecessor Fund. Visit the Fund’s website at www.mairsandpower.com, or call 800-304-7404 for current performance figures. Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Returns as of December 31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarter	1st Quarter, 2012	10.24%
Lowest Quarter	3rd Quarter, 2011	-10.15%

Average Annual Total Returns (For the periods ended December 31, 2019)
The following table shows how the Fund’s average annual returns before and after taxes for one, five and ten years compare to those of the Composite Index, the S&P 500 Total Return Index and the Bloomberg Barclays U.S. Government/Credit Bond Index. The Composite Index reflects an unmanaged portfolio comprised of 60% of the S&P 500 Total Return Index and 40% of the Bloomberg Barclays U.S. Government/Credit Bond Index.

The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Average Annual Total Returns - Mairs & Power Balanced Fund	Label	1 Year	5 Years	10 Years
Composite Index (reflects no deduction for fees, expenses or taxes)	Composite Index (reflects no deduction for fees, expenses or taxes)	22.64%	8.45%	9.87%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	9.71%	3.23%	3.96%
Investor Class	Return Before Taxes	20.32%	7.28%	9.78%
Investor Class | After Taxes on Distributions	Return After Taxes on Distributions	18.86%	6.06%	8.75%
Investor Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.76%	5.42%	7.72%

Mairs & Power Small Cap Fund
MAIRS & POWER SMALL CAP FUND
Investment Objective
Mairs & Power Small Cap Fund’s (the Fund) fundamental objective is to seek above-average, long-term appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Total
Redemption Fee (as a percentage of Amount Redeemed) | Mairs & Power Small Cap Fund | Investor Class	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Mairs & Power Small Cap Fund Investor Class
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.15%
Net Expenses (as a percentage of Assets)	1.05%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and you then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Mairs & Power Small Cap Fund | Investor Class | USD ($)	107	334	579	1,283

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.07% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally will invest at least 80% of its net assets (including borrowings for investment purposes) in U.S. common stocks issued by small-cap companies. For this purpose, small-cap companies are defined as companies whose market capitalization at the time of purchase is within the market capitalization range represented by companies in the S&P SmallCap 600 Total Return Index. The S&P SmallCap 600 Total Return Index is a widely used benchmark for small-cap performance and is rebalanced continuously. As of December 31, 2019, the market capitalization range for the S&P SmallCap 600 Total Return Index was approximately $98 million to $6.8 billion, but is expected to change frequently. The Fund also may invest in common stocks issued by companies with market capitalizations above the market capitalization range of the S&P SmallCap 600 Total Return Index only if, after the purchase is made, the Fund has at least 80% of its net assets invested in small-cap securities.

In selecting securities for the Fund, the Fund’s investment adviser, Mairs & Power, Inc. (the Adviser), gives preference to companies with attractive business niches, strong competitive positions, and the potential to grow revenues, earnings and cash flows consistently over the long-term. Capable management with a track record of prudent capital deployment is also an important consideration. The Adviser focuses generally on companies located in Minnesota and other states in the Upper Midwest region of the U.S. (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin). The Fund may also invest in securities of foreign issuers which are listed on a U.S. stock exchange or are represented by American Depositary Receipts (ADRs). From time to time, the Fund may invest in initial public offerings (IPOs). The Adviser seeks to keep the Fund’s assets reasonably fully invested, to maintain modest portfolio turnover rates, and to moderate risk by investing in a diversified portfolio of equity securities.

The Adviser may sell the Fund’s portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund
All investments have risks. The Fund is designed for long-term investors. You should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective. The Fund cannot provide assurance that it will achieve its objective. Loss of money is a risk of investing in the Fund. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The main risks of investing in the Fund are:

Common Stock Risk
Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. The Fund could lose money if a company in which it invests becomes financially distressed.

Fund Management Risk
Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Industrials Sector Risk
To the extent that the Fund invests a significant portion of its assets in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. The industrials sector may be significantly affected by general economic trends, including such factors as import controls, commodity prices, and worldwide competition.

Initial Public Offering (IPO) Risk
The Fund may invest in initial public offerings by small-cap companies, which can involve greater risks than investments in companies which are already publicly traded. The companies which undergo IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. In addition, stock prices of IPOs can be highly unstable due to the absence of a prior public market and other factors.

Minnesota/Upper Midwest Geographic Risk
The Adviser focuses generally on securities of companies that are located in the Upper Midwest region of the U.S. The Fund typically emphasizes companies located in Minnesota in particular. The Fund may be impacted by events or conditions affecting the region to a greater extent than if the Fund invested in more geographically diverse investments. For example, political and economic conditions and changes in regulatory, tax or economic policy in a state or region could affect the economy or particular business operations of companies located in the state or region.

Recent Market Events Risk
U.S. and international markets have experienced significant period of volatility in recent years. The Fund’s investments are subject to market risk, which may cause the value of the Fund to decline. Equity securities are generally subject to greater risk than fixed income securities in adverse market conditions. Markets may, in response to economic, political and global macro factors including the impact of the coronavirus as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Sector Emphasis Risk
To the extent the Fund emphasizes investments in a particular sector, the Fund will be subject to a greater degree of risks particular to that sector because companies in the sector may share common characteristics and may react similarly to market developments. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector.

Securities of Foreign Issuers and ADRs Risk
There are certain risks in securities of foreign issuers which are not associated with domestic securities. These risks, among others, include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than U.S. corporations. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company.

Small-Cap Securities Risk
Generally, companies with smaller market capitalizations have fewer shares traded daily, less liquidity, and greater price volatility than companies with larger market capitalizations. In addition, small-cap companies tend to have shorter track records, a more limited product or service base, more limited access to capital, and a greater possibility of failing. These factors increase the risk of investing in small-cap companies, as compared to mid-cap and large-cap companies.

Performance Risk/Return Bar Chart and Table
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year over an eight-year period. Both the chart and the table assume that all distributions have been reinvested. Visit the Fund’s website at www.mairsandpower.com, or call 800-304-7404 for current performance figures. Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Return as of December 31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarter	1st Quarter, 2013	15.53%
Lowest Quarter	4th Quarter, 2018	-17.03%

Average Annual Total Returns (For the periods ended December 31, 2019)
The following table shows how the Fund’s average annual returns before and after taxes for one year, five years and since inception compare to those of the S&P SmallCap 600 Total Return Index. The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Average Annual Total Returns - Mairs & Power Small Cap Fund	Label	1 Year	5 Years	Since Inception	Inception Date
S&P SmallCap 600 Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P SmallCap 600 Total Return Index (reflects no deduction for fees, expenses or taxes)	22.78%	9.56%	14.07%	Aug. 11, 2011
Investor Class	Return Before Taxes	21.13%	8.05%	14.84%	Aug. 11, 2011
Investor Class | After Taxes on Distributions	Return After Taxes on Distributions	20.26%	7.31%	14.23%
Investor Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.13%	6.25%	12.32%